Summary of Changes in Fair Value of Yorkville Convertible Note (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on debt issuance			$ 171,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022			1,766,000
Balance at December 31, 2023	2,013,000		2,013,000		1,766,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	3,064,000		1,766,000
Issuance of yorkville convertible note			2,250,000		1,800,000
Loss on debt issuance			171,000
Payment in shares to settle Yorkville convertible notes	(335,000)		(1,667,000)
Change in fair value	34,000		544,000		(34,000)
Repayment in cash of Yorkville convertible notes	(750,000)
Balance at December 31, 2023	$ 2,013,000		$ 2,013,000		$ 1,766,000